Business acquisitions and development projects - Impact on Company's Balance Sheet (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 21, 2012 Calpeco Electric System	Dec. 31, 2012 Calpeco Electric System	Dec. 31, 2013 Calpeco Electric System Intersegment Eliminations	Sep. 30, 2013 Calpeco Electric System Restatement Adjustment
Business Acquisition [Line Items]
Noncontrolling interest acquired			49.999%
Payment to acquire noncontrolling interest	0	38,756	38,756
Elimination of noncontrolling interest (net of intercompany balance of $1,297 with Emera)				33,726
Noncontrolling interest portion of currency translation adjustment transferred to AOCI				1,397
Accumulated deficit				3,633
Exercise of subscription receipts				38,756
Deficit	(488,406)	(406,143)				3,649
Intercompany balance with Emera Inc					1,297